Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 5,832	$ 3,531
Short-term investments	246
Accounts receivable
Related parties	134	288
Third parties	6,661	8,217
Loans and advances to related parties	384	82
Inventories	5,052	5,251
Deferred income tax	356	203
Unrealized gains on derivative instruments	281	595
Advances to suppliers	256	393
Recoverable taxes	2,260	2,230
Assets held for sale	479
Others	956	946
Total current assets	22,897	21,736
Non-current assets
Property, plant and equipment, net	90,744	88,895
Intangible assets	1,022	1,135
Investments in affiliated companies, joint ventures and others investments	6,492	8,093
Other assets
Goodwill on acquisition of subsidiaries	2,947	3,026
Loans and advances
Related parties	408	509
Third parties	246	210
Prepaid pension cost	844	1,666
Judicial deposits	1,515	1,464
Recoverable taxes	658	587
Deferred income tax	2,886	594
Unrealized gains on derivative instruments	45	60
Deposit on incentive / reinvestment	160	229
Others	614	524
Total non-current assets	108,581	106,992
Total	131,478	128,728
Current liabilities
Suppliers	4,529	4,814
Payroll and related charges	1,481	1,307
Minimum annual remuneration attributed to stockholders		1,181
Current portion of long-term debt	3,468	1,495
Short-term debt	0	22
Loans from related parties	207	24
Provision for income taxes	641	507
Taxes payable and royalties	324	524
Employee postretirement benefits	205	147
Railway sub-concession agreement payable	65	66
Unrealized losses on derivative instruments	347	73
Provisions for asset retirement obligations	70	73
Liabilities associated with assets held for sale	181
Others	1,067	810
Total current liabilities	12,585	11,043
Non-current liabilities
Employee postretirement benefits	3,256	2,446
Loans from related parties	72	91
Long-term debt	26,799	21,538
Provisions for contingencies (Note 21 (b))	2,065	1,686
Unrealized losses on derivative instruments	783	663
Deferred income tax	3,538	5,654
Provisions for asset retirement obligations	2,333	1,697
Stockholders' debentures	1,653	1,336
Others	2,031	2,460
Total non-current liabilities	42,530	37,571
Redeemable noncontrolling interest	487	505
Commitments and contingencies (Note 21)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2011 - 2,108,579,618) issued	16,728	16,728
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2011 - 3,256,724,482) issued	25,837	25,837
Treasury stock - 140,857,692 (2011 - 181,099,814) preferred and 71,071,482 (2011 - 86,911,207) common shares	(4,477)	(5,662)
Additional paid-in capital	(529)	(61)
Mandatorily convertible notes - common shares		290
Mandatorily convertible notes - preferred shares		644
Other cumulative comprehensive deficit	(9,613)	(5,673)
Undistributed retained earnings	38,997	41,130
Unappropriated retained earnings	7,298	4,482
Total Company stockholders' equity	74,241	77,715
Noncontrolling interests	1,635	1,894
Total stockholders' equity	75,876	79,609
Total	$ 131,478	$ 128,728